Summary Prospectus – April 25, 2016, as amended September 19, 2016

JNL/Franklin Templeton International Small Cap Growth Fund
Class A and Class B

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus, dated April 25, 2016, as supplemented September 19, 2016, and SAI, dated September 19, 2016, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.28%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.08%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Class B
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.

Period	Class A
1/1/2015 – 12/31/2015	22%

Period	Class B
1/1/2015 – 12/31/2015	22%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of investments of smaller international companies, located outside the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World exUS (ACWIxUS) Small Cap Index.

The Fund, from time to time, may have significant investments in a particular sector or country.

The Fund may invest up to 10% of its net assets in securities of companies that operate as real estate investment trusts ("REITs") and similar REIT-like entities domiciled outside the U.S.

The Fund also invests in depositary receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Fund may also invest a portion of its assets in equity securities of larger foreign companies. The Fund may invest more than 25% of its assets in the securities of issuers located in any one country.

In choosing individual equity investments, the Fund's Sub-Advisers utilize a fundamental "bottom-up" approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the Sub-Advisers employ a quantitative and qualitative approach to identify smaller international companies that the Sub-Advisers believe have the potential to generate attractive returns. Overall, the Sub-Advisers seek to invest in companies with attractive valuations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.  The principal risks of investing in the Fund include:

•
Concentration risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/2008): -26.90%

Class B

Best Quarter (ended 6/30/2009): 32.33%; Worst Quarter (ended 12/31/2008): -26.67%

Average Annual Total Returns as of December 31, 2015
	1 year	5 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	3.81%	6.29%	1.58%
MSCI EAFE Small Cap Index (Net) (reflects no deduction for fees, expenses or taxes)	9.59%	6.32%	2.75%

Average Annual Total Returns as of December 31, 2015
	1 year	5 year	Life of Class (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class B)	4.05%	6.52%	1.81%
MSCI EAFE Small Cap Index (Net) (reflects no deduction for fees, expenses or taxes)	9.59%	6.32%	2.75%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Franklin Templeton Institutional, LLC ("FTI")

Co-Sub-Adviser:
Templeton Investment Counsel, LLC ("TIC")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Edwin Lugo, CFA (FTI)	2010	Senior Vice President and Portfolio Manager
Harlan Hodes (TIC)	2013	Executive Vice President/Portfolio Manager-Research Analyst

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but  no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.